INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018
INTANGIBLE ASSETS
Summary of our intangible assets

Intangible assets consisted of the following at the dates indicated below (in thousands):

	March 30, 2019
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Trade dress	Indefinite	13,087	—	13,087
Customer relationships	11 years	42,205	(26,069)	16,136
Trademarks	6 - 30 years	26,161	(3,080)	23,081
Patents	4 - 25 years	6,038	(521)	5,517
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,031	(179)	852
Total intangible assets		$122,700	$(32,664)	$90,036

	December 29, 2018
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Trade dress	Indefinite	13,466	—	13,466
Customer relationships	11 years	42,205	(25,110)	17,095
Trademarks	6 - 30 years	14,867	(2,696)	12,171
Patents	4 - 25 years	5,522	(461)	5,061
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,026	(163)	863
Total intangible assets		$111,264	$(31,245)	$80,019

Intangible assets consisted of the following at the dates indicated below (in thousands):

	December 29, 2018
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Customer relationships	11 years	42,205	(25,110)	17,095
Trademarks	6 - 30 years	14,867	(2,696)	12,171
Trade dress	Indefinite	13,466	—	13,466
Patents	4 - 25 years	5,522	(461)	5,061
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,026	(163)	863
Total intangible assets		$111,264	$(31,245)	$80,019

	December 30, 2017
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Customer relationships	11 years	42,205	(21,273)	20,932
Trademarks	6 - 30 years	10,627	(1,494)	9,133
Trade dress	Indefinite	8,336	—	8,336
Patents	4 - 25 years	3,868	(256)	3,612
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,024	(98)	926
Total intangible assets		$100,238	$(25,936)	$74,302